Financial instruments with off-Balance Sheet credit risk, whose contract amounts represent potential credit risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments To Extend Credit Member | Credit Card [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	$ 4,379,071	$ 4,297,755
Commitments To Extend Credit Member | Commercial Line Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	2,044,382	2,039,629
Commitments To Extend Credit Member | Other Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	351,537	358,572
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	20,634	11,632
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	127,519	124,709
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	$ 41,187	$ 53,323